Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
19.	COMMITMENTS AND CONTINGENCIES
Investment commitments
The Group was obligated to subscribe RMB93,000 for partnership interest of certain long-term investees under various arrangements as of December 31, 2024
.
Loan facilities commitments
As of December 31, 2024, the Group provided loan facilities of RMB33,898 to third parties with fixed interest rates ranging from 2.59% to 5% and maturities ranging from 1 to 2 years.

Acquisition commitments
As of December 31, 2024, the Group’s acquisition commitments were approximately
RMB220,945
,

which were related to the acquisition considerations for a Japanese business engaging in the online matchmaking business.
Capital commitments
The Group’s capital commitments primarily relate to commitments on construction and purchase of office building. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB105,147 as of December 31, 2024. These capital commitments will be fulfilled in the following years according to the payment terms of contracts.
Contingencies
The Group is subject to legal proceedings in the ordinary course of business. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2024.